FILE NO 2-25890

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	_________________________________________________

	FORM N-1A
	__________________________________________________

	POST-EFFECTIVE AMENDMENT NO. 61
	To The
	REGISTRATION STATEMENT
	Under
	THE SECURITIES ACT OF 1933
	and
	POST-EFFECTIVE AMENDMENT NO. 41
	under
	THE INVESTMENT COMPANY ACT OF 1940
	__________________________________________________
	SMITH BARNEY FUNDS, INC.
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices)

	(212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	388 Greenwich Street, New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)
	__________________________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b)

	on (date) pursuant to paragraph (b) of Rule 485

X	60 days after filing pursuant to paragraph (a)(i)

	on (date) pursuant to paragraph (a)(i)

	75 days after filing pursuant to paragraph (a)(ii)

	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock.





	CROSS REFERENCE SHEET
	(as required by 495 (a))
Part A of
Form N-1A	Prospectus Caption

1.	Cover Page		cover page

2.	Synopsis		"Prospectus Summary"

3.	Condensed Financial Information		"Financial Highlights"

4.	General Description of Registrant		"Additional
Information"
			cover page
			"Investment Objective
and 			Management Policies"

5.	Management of the Fund		"Management of the
Fund" "Prospectus
Summary"

6.	Capital Stock and Other Securities		"Additional
Information"
			"Redemption of Shares"
			cover page
			"Dividends, Distri-
butions and
		Taxes"

7.	Purchase of Securities Being Offered		"Prospectus Summary"
"Purchase of Shares"
"Management of the
Fund"
		"Valuation of
Shares"

8.	Redemption or Repurchase		"Redemption of Shares"
			"Minimum Account Size"

9.	Legal Proceedings		not applicable


Part B of	Statement of Additional
Form N-1A	Information Caption

10. Cover page		cover page

11. Table of Contents		"Table of Contents"

12. General Information and History		not applicable

13. Investment Objectives and Policies		"Investment Policies"
			"Investment
Restrictions"

14. Management of the Registrant		"Directors and
Officers"

15. Control Persons and Principal
	  Holders of Securities		See Prospectus --
"Additional
Information"
			"Directors and
Officers"



16. Investment Advisory and other Services		See Prospectus --
"Management of the
Fund"
			"Directors and
Officers" 			"Investment
Management 			Agreement and Other
Services" 			"Custodian"
			"Independent Auditors"

17. Brokerage Allocation		"Investment Management
Agreement and Other
Services"

18. Capital Stock and Other Securities		See Prospectus --
"Additional
Information"  See
Prospectus --
"Dividends,
Distributions and
Taxes"
			"Investment Policies"
			"Voting"

19. Purchase, Redemption and Pricing
	  of Securities Being Offered		See Prospectus --
"Purchase of Shares"
and
			"Prospectus Summary"
			"IRA and other Proto-
type 			Retirement Plans"
			See Prospectus --
"Valuation of
		Shares"
			"Financial Statements"
			"Redemption of Shares"

20. Tax Status		See Prospectus --
"Dividends, Distribu-
tions and Taxes"
"Additional Tax
Information"

21. Underwriters		See Prospectus --
"Management of the
Fund" "Investment
Management Agreement
and Other Services"

22. Calculation of Performance Data		"Performance
Information"

23. Financial Statements		"Financial Statements"

Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.

PART A

P R O S P E C T U S

                                                        SMITH BARNEY FUNDS, INC.

                                                                  Large Cap

                                                                 Value Fund

                                                             APRIL 28, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO    Smith Barney Mutual Funds
        INVESTING FOR YOUR FUTURE.
        EVERY DAY.

PROSPECTUS
                                                           April 28, 1998


Smith Barney Funds, Inc.

Large Cap Value Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  The Large Cap Value Fund (the "Portfolio") is one of three investment portfolios that currently comprise Smith Barney Funds, Inc. (the "Fund"). The Portfolio seeks current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Portfolio is contained in a Statement of Additional Information dated April 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
VALUATION OF SHARES                            13
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             14
-------------------------------------------------
PURCHASE OF SHARES                             15
-------------------------------------------------
EXCHANGE PRIVILEGE                             25
-------------------------------------------------
REDEMPTION OF SHARES                           28
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           30
-------------------------------------------------
PERFORMANCE                                    31
-------------------------------------------------
MANAGEMENT OF THE FUND                         31
-------------------------------------------------
DISTRIBUTOR                                    33
-------------------------------------------------
ADDITIONAL INFORMATION                         34
-------------------------------------------------
APPENDIX                                      A-1
-------------------------------------------------

--------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVES The Portfolio is an open-end, management investment com-pany whose investment objective is to seek current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. In addition, a fifth Class, Class Z shares, which is offered pursuant to a sepa-rate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Portfolio shares, which when combined with current holdings of Class C shares of the Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and cir-cumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfo-lio's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by add-ing the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share pur-chases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum investment requirements for purchase of

Portfolio shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quar-terly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE PORTFOLIO Mutual Management Corp., formerly, Smith Barney Mutual Funds Management Inc. (the "Manager"), serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid quar-terly on shares of the Portfolio. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Portfolio's investment objective will be achieved. The value of the Portfolio's investments, and thus the net asset value of the Portfolio's shares, will fluc-tuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfolio invests. The Portfo-lio may invest in foreign securities. Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less com-plete financial information about individual companies, less market liquidity and political instability. See "Investment Objective and Management Policies" and "Appendix."

THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, the Portfolio's operating expenses for its most recent fiscal year:

 LARGE CAP VALUE FUND                           CLASS A CLASS B CLASS C CLASS Y
-------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
   Maximum sales charge imposed on purchases
     (as a percentage of offering price)         5.00%   None    None    None
   Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever is   None*   5.00%   1.00%   None
     lower)

                                       CLASS A CLASS B CLASS C CLASS Y
----------------------------------------------------------------------
 ANNUAL PORTFOLIO OPERATING EXPENSES
   (as a percentage of average net assets)
   Management fees                         %       %       %        %
   12b-1 fees**                         0.25    1.00    1.00     --
   Other expenses
----------------------------------------------------------------------
 TOTAL PORTFOLIO OPERATING EXPENSES        %       %       %        %
----------------------------------------------------------------------

  * Purchases of Class A shares of $500,000 or more, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Portfolio purchased through the Smith Barney Asset One Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales change. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more informa-tion, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of the Portfolio's shares and investors may actually pay lower or no charges, depending on the amount pur-chased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, con-sisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  LARGE CAP
  VALUE
  FUND        1 YEAR 3 YEARS 5 YEARS 10 YEARS*
----------------------------------------------
  An investor
  would pay the
  following
  expenses on a
  $1,000
  investment,
  assuming (1)
  5.00% annual
  return and (2)
  redemption
  at the end of
  each time
  period:
    Class A    $       $      $        $
    Class B
    Class C
    Class Y
  An investor
  would pay the
  following
  expenses on the
  same investment,
  assuming the
  same annual
  return and no
  redemption:
    Class A    $       $      $        $
    Class B
    Class C
    Class Y
----------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Portfolio's actual return will vary and may be greater or less than 5.00% THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

 The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


LARGE CAP VALUE FUND
CLASS A SHARES                        1997     1996      1995      1994(1)    1993      1992
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $14.59    $12.18    $13.31     $12.48    $12.51
-----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                           0.36      0.39      0.43       0.46      0.50
 Net realized and unrealized gain
  (loss)                                         1.99      3.59     (1.00)      1.56      0.38
-----------------------------------------------------------------------------------------------
Total Income (Loss) from
 Operations                                      2.35      3.98     (0.57)      2.02      0.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                          (0.36)    (0.39)    (0.42)     (0.46)    (0.51)
 Net realized gains (2)                         (1.79)    (1.18)    (0.14)     (0.73)    (0.40)
-----------------------------------------------------------------------------------------------
Total Distributions                             (2.15)    (1.57)    (0.56)     (1.19)    (0.91)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $14.79    $14.59    $12.18     $13.31    $12.48
-----------------------------------------------------------------------------------------------
TOTAL RETURN (P)                                16.06%    33.05%    (4.31)%    16.38%     7.23%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)               $645,935  $617,431  $544,572   $627,870  $573,085
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                        0.95%     1.02%     0.96%      0.91%     0.92%
 Net investment income                           2.28      2.78      3.31       3.42      3.97
-----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            49%       51%       27%        46%       39%
-----------------------------------------------------------------------------------------------
AVERAGE COMMISSION PER SHARE PAID
 ON EQUITY TRANSACTIONS(3)                      $0.06     $0.06       --         --        --

-----------------------------------------------------------------------------
CLASS A SHARES (CONTINUED)             1991      1990       1989      1988
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR     $10.54    $12.69     $11.00    $10.05
-----------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                   0.56      0.67       0.70      0.61
 Net realized and unrealized gain
  (loss)                                 2.19     (1.87)      2.00      1.14
-----------------------------------------------------------------------------
Total Income (Loss) from Operations      2.75     (1.20)      2.70      1.75
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.73)    (0.70)     (0.70)    (0.63)
 Net realized gains (2)                 (0.05)    (0.25)     (0.31)    (0.17)
-----------------------------------------------------------------------------
Total Distributions                     (0.78)    (0.95)     (1.01)    (0.80)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $12.51    $10.54     $12.69    $11.00
-----------------------------------------------------------------------------
TOTAL RETURN (P)                        26.57%    (9.46)%    25.11%    17.67%
-----------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)       $583,686  $513,586   $589,952  $517,948
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                0.84%     0.45%      0.44%     0.49%
 Net investment income                   4.80      5.69       5.65      5.58
-----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    45%       48%        38%       26%
-----------------------------------------------------------------------------

(1) On October 10, 1994, former Class C shares were exchanged into Class A shares and therefore Class C share activity for the period from January 1, 1994 through October 9, 1994 is included with Class A Share activity.
(2)Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(3)As of September 1995, the SEC instituted new guidelines requiring the disclosure of the average commissions per share.
 (P) Total returns do not reflect any sales charges.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


LARGE CAP VALUE FUND
CLASS B SHARES             1997    1996     1995    1994(1)
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                 $14.54   $12.15   $12.54
------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment income               0.25     0.24     0.03
 Net realized and
  unrealized gains
  (loss)                             1.98     3.62    (0.19)
------------------------------------------------------------------------------------------
Total Income (Loss)
 from Operations                     2.23     3.86    (0.16)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 FROM:
 Net investment income              (0.24)   (0.29)   (0.09)
 Net realized gains (2)             (1.79)   (1.18)   (0.14)
------------------------------------------------------------------------------------------
Total Distributions                 (2.03)   (1.47)   (0.23)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                              $14.74   $14.54   $12.15
------------------------------------------------------------------------------------------
TOTAL RETURN (P)                    15.22%   32.07%   (1.28)%++
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                           $14,883   $6,065     $354
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                            1.71%    1.73%    1.59%+*
 Net investment income               1.55     1.83     2.11+
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                49%      51%      27%
------------------------------------------------------------------------------------------
AVERAGE COMMISSION PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)                    $0.06    $0.06      --
------------------------------------------------------------------------------------------
CLASS C SHARES             1997    1996     1995    1994(4)       1993    1992(5)
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                 $14.57   $12.18   $13.30       $12.48    $12.87
------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
 OPERATIONS:
 Net investment income               0.24     0.27     0.31         0.38      0.17
 Net realized and
  unrealized
  gain (loss)                        1.98     3.59    (0.95)        1.53     (0.10)
------------------------------------------------------------------------------------------
Total Income (Loss)
 from Operations                     2.22     3.86    (0.64)        1.91      0.07
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 FROM:
 Net investment income              (0.24)   (0.29)   (0.34)       (0.36)    (0.06)
 Net realized gains (2)             (1.79)   (1.18)   (0.14)       (0.73)    (0.40)
------------------------------------------------------------------------------------------
Total Distributions                 (2.03)   (1.47)   (0.48)       (1.09)    (0.46)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR                              $14.76   $14.57   $12.18       $13.30    $12.48
------------------------------------------------------------------------------------------
TOTAL RETURN (P)                    15.15%   32.01%   (4.91)%      15.46%    (0.57)%++
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)                           $33,365  $29,758  $27,507      $15,408    $1,504
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                            1.73%    1.79%    1.75%        1.65%     1.58%+
 Net investment income               1.50     2.00     2.49         2.59      1.80+
------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                49%      51%      27%          46%       39%
------------------------------------------------------------------------------------------
AVERAGE COMMISSION PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)                    $0.06    $0.06      --           --        --
------------------------------------------------------------------------------------------

(1)For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(3)As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(4)On November 7, 1994 former Class B shares were renamed Class C shares.
(5) For the period from December 2, 1992 (inception date) to December 31, 1992. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 (P) Total returns do not reflect any sales charges.
 * Amount has been restated from the December 31, 1994 Annual Report.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

LARGE CAP VALUE FUND
CLASS Y SHARES                                                 1997 1996(1)(2)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                    $15.06
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                                                  0.36
 Net realized and unrealized gain                                       1.58
-------------------------------------------------------------------------------
Total Income from Operations                                            1.94
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                                                 (0.41)
 Net realized gains(3)                                                 (1.79)
-------------------------------------------------------------------------------
Total Distributions                                                    (2.20)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                          $14.80
-------------------------------------------------------------------------------
TOTAL RETURN                                                           12.86%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                       $30,169
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                               0.66%+
 Net investment income                                                  3.02+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                   49%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON EQUITY TRANSACTIONS (4)          $0.06
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.
(2) For the period from February 6, 1996 (inception date) to December 31,
    1996.
(3) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Portfolio seeks current income and long-term growth of income and capi-tal by investing primarily, but not exclusively, in common stocks.

  The Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying debt obli-gations (such as U.S. Government Obligations, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the Fund's cus-todian). Under normal market conditions, at least 65% of the Portfolio's assets will be invested in common stocks of companies that have a market capi-talization of at least $5 billion at the time of investment. The Manager seeks common stocks that are considered by the Manager (i) to be undervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace, or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or busi-ness strategy. The Portfolio may also purchase preferred stocks and convert-ible securities. Temporary defensive investments or a higher percentage of debt securities may be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfo-lio's investment objective. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a por-tion of the assets may be invested in non-dividend paying stocks. The Portfo-lio may make investments in foreign securities, though management currently intends to limit such investments to 5% of the Portfolio's assets (including European, Continental and Global Depositary Receipts), and an additional 10% of its assets may be invested in sponsored American Depositary Receipts repre-senting shares in foreign securities that are traded in United States securi-ties markets.

  The Portfolio may also invest in options (including swaps, caps, collars and floors), unseasoned issuers, REITS and other investment companies and may bor-row money as a temporary measure for extraordinary or emergency purposes.

   See the Appendix to this Prospectus for a description of certain permissible investments. Further detail is set forth in the Statement of Additional Information.

  The Portfolio's investment objective and policies are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the State-ment of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

  The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by PNC Bank, National Association, the Fund's custodian, as well as the Fund's transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Manager, Smith Barney or any other service provider will be successful, or that interaction with other non-complying com-puter systems will not impair Fund services at that time.

  PORTFOLIO TRANSACTIONS AND TURNOVER

  All orders for transactions in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Bar-ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or comparable period of time. The Fund normally expects to allocate to Smith Barney between 50% and 60% of the Portfolio's transactions to be executed for such account on an agency basis. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Port-folio's annual turnover rate will not exceed 100%. As the portfolio turnover rate increases, so will the Portfolio's brokerage and other transaction related expenses. Investors should realize that risk of loss is inherent in the owner-ship of any securities and that shares of the Portfolio will fluctuate with the market values of its securities.

VALUATION OF SHARES


  The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities that are listed or traded on a securities exchange are valued at the last sale price on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale price reported as of the close of the NYSE. If no last sale is reported, the forego-ing securities and over-the-counter securities other than those traded on the NASDAQ System are valued at the mean between the last reported bid and asked prices. Debt obligations are valued at the mean between the bid and asked quo-tations for those securities or if no quotations are available, then for secu-rities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless mar-ket conditions dictate otherwise. Other investments of the Portfolio, if any, including restricted securities, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


  DIVIDENDS AND DISTRIBUTIONS

  The Fund declares quarterly income dividends on shares of the Portfolio and makes annual distributions of capital gains, if any, on such shares.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

  The per share dividends on Class B and Class C shares of the Portfolio may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

PURCHASE OF SHARES


  TAXES

  The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including dis-tributing at least 90% of its investment company taxable income.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to sharehold-ers of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distributions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to share-holders as long-term capital gains. Information as to the tax status of divi-dends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

  GENERAL

  The Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). The Portfolio also offers a fifth class of shares: Class Z shares, which are offered without a sales charge, CDSC, service fee or distribution fee, exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates. Investors meeting these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Prospectus. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Portfolio shares must be made through a brokerage account main tained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith

Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a monthly basis, the mini-mum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Portfolio through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers, purchasing through Smith Barney, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the

Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder to provide systematic additions to the share-holder's Portfolio account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the share-holder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of each Portfolio are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                             DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $25,000           5.00%          5.26%             4.50%
  $ 25,000 -  49,999          4.00           4.17              3.60
   50,000 -  99,999           3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000   and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Portfolio made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (in-cluding the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employ-ees of members of the National Association of Securities Dealers, Inc., pro-vided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect with the combination of such company with the Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consul-tant (for a period up to 90 days from the commencement of the Financial Consul-tant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a Portfolio (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered invest-ment advisory subsidiaries of Travelers; and (f) direct rollovers by plan par-ticipants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Pro-gram (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of a Portfolio may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Portfolio and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modifica-tion or discontinuance at any time with respect to all shares purchased there-after.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the mini-mum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership- sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

  LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of each Portfolio and other funds of the Smith Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made dur-ing the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Portfolio and agree to purchase a total of $15,000,000 of Class Y shares of the same Portfolio within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

  DEFERRED SALES CHARGE ALTERNATIVES

  CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
    -----------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth                 0.00
      Seventh               0.00
      Eighth                0.00
    -----------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary -- Alternative Purchase Arrangements --
 Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

  WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Portfolio with any investment company by merger, acquisition of assets or oth-erwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

  SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice (TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these Programs.

  The Portfolio offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or contingent deferred sales charge ("CDSC"). Once a Par-ticipating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfolio must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Portfolio are offered without any ini-tial sales charge or CDSC to any Participating Plan that purchases from $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Portfolio are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Partic-ipating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996 that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Portfolio, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice Programs. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Portfolio. Such Participating Plan will be notified of the pending exchange in writing approxi-mately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of a Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of any employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemp-tions of shares in connection with a loan made by the Participating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made.

 FUND NAME

 Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
   **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund

  +++Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund

    Smith Barney Funds, Inc. -- U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
    *Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio
    Smith Barney Muni Funds -- New York Portfolio

    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney New Jersey Muncipals Fund Inc.
    Smith Barney Oregon Municipals Fund

    Smith Barney Municipal High Income Fund

 Global -- International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
    Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio

    Smith Barney Concert Allocation Series Inc. -- Global Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
   ++Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++Smith Barney Money Funds, Inc. -- Government Portfolio
  ***Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++Smith Barney Municipal Money Market Fund, Inc.
  +++Smith Barney Muni Funds -- California Money Market Portfolio
  +++Smith Barney Muni Funds -- New York Money Market Portfolio.
--------------------------------------------------------------------------------

  * Available for exchange with Class A, Class C and Class Y shares of the Portfolio.

 ** Available for exchange with Class A and Class B shares of the Portfolio.
    In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Portfolio.
  + Available for exchange with Class B and Class C shares of the Portfolio. ++ Available for exchange with Class A and Class Y shares of the Portfolio.
    In addition, Participating Plans prior to June 21, 1996 and investing in Class C shares may exchange Portfolio shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of each Portfolio.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by a Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Port-folio who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the share-holder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any appli-

REDEMPTION OF SHARES

cable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to share- holders.

  The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper ten-der, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the sharehold-er's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares pur-chased by check, other than a certified or official bank check, will be remit-ted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Funds, Inc./(Large Cap Value Fund)
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $10,000, or share certificate stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting doc-uments for redemptions made by corporations, executors, administrators, trust-ees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.
  TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Portfolio shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Portfolio.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Portfolio's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this pro-gram.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in a Portfolio if the aggregate net asset value of the shares held in that Portfolio account is less than $500. (If a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Portfolio may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of each Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and rein-vestment of all income dividends and capital gain distributions on the rein-vestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the ini-tial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which pro-vides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for each of its Classes by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. Each Class' current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE FUND


  BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

  MANAGER

  Mutual Management Corp., formerly Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfo-lio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By writ-ten agreement the Research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be avail-able for consultation on the Portfolios, thus Smith Barney may also be consid-ered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney of per-forming such services; there is no charge to the Fund for such services.

  For the Portfolio's last fiscal year the management fee was   % of the Port-
folio's average net assets. Total operating expenses of the Portfolio were   %,
  %,   % and   % of average net assets for Class A, Class B, Class C and Class
Y shares, respectively.

  The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of January 31, 1998 the Manager had aggregate assets under management of approximately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Bar-ney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT

  Bruce D. Sargent, a Managing Director of the Manager, is also a Vice President and Director of Smith Barney Funds, Inc. and the portfolio man-ager of the Portfolio. Mr. Sargent is responsible for the day to day investment operations of the
Portfolio and has been involved in equity investing for over 25 years.

  Management's discussion and analysis, and additional performance information regarding each Portfolio during the fiscal year ended December 31, 1997 is included in the Annual Report dated December 31, 1997. A copy of the Annual

Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A, Class B and Class C shares of the Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who pro-vide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney asso-ciated with the sale of Portfolio shares, including lease, utility, communica-tions and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriate-ness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Direc-tors has authorized the issuance of multiple series of shares, each represent-ing shares in separate Portfolios, of wihich there are currently three, including the Portfolio. The assets of each Portfo-lio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z (where available) shares of a Portfolio represent interests in the assets of that Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Addi-tional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103 serves as custodian of the Portfolio's invest-ments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a house-hold having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this con-solidation to apply to their account should contact their Smith Barney Finan-cial Consultant or First Data.

APPENDIX


  U.S. GOVERNMENT OBLIGATIONS

  In addition to Government National Mortgage Association ("GNMA") securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Fed-eral Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United States of America;
(3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

  FOREIGN INVESTMENTS

  The Portfolio will ordinarily purchase foreign securities that are traded in the United States or purchase American Depositary Receipts, which are certifi-cates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. However, the Portfolio may purchase the securities of foreign issuers directly in foreign markets. Foreign securities may involve a high degree of risk. Foreign securi-ties usually are denominated in foreign currencies, which means their value will be affected by changes in exchange rates between other currencies and the U.S. dollar as well as the other factors that affect securities prices. Foreign companies may not be subject to accounting standards or governmental supervi-sion comparable to U.S. companies, and there may be less publicly available information about their operations. There is generally less governmental regu-lation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolio. Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments.

  SECURITIES LENDING

  The Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Manage-ment will limit such lending to not more than twenty percent of the value of the Portfolio's total assets.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when secu-rities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advanta-geous price and yield to the Portfolio at the time of entering into the trans-action. The Fund's Custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencum-bered, and are marked to market daily, pursuant to guidelines established by the Directors; the Custodian will likewise segregate securities sold on a delayed basis.

  REPURCHASE AGREEMENTS

  The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. The Portfolio will only enter into repurchase agree-ments with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Direc-tors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of the Portfo-lio's total assets.


NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

  The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the Manager believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

                                                                    SMITH BARNEY
                                                 -------------------------------


                                                 A Member of TravelersGroup LOGO









                                                        SMITH BARNEY FUNDS, INC.

                                                                  LARGE CAP

                                                                 VALUE FUND

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 2320 4/98

P R O S P E C T U S

                                                        SMITH BARNEY FUNDS, INC.

                                                                 Large Cap

                                                                Value Fund

                                                            Class Z Shares Only

                                                             APRIL 28, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO Smith Barney Mutual Funds
     INVESTING FOR YOUR FUTURE.
     EVERY DAY.

PROSPECTUS
                                                            April 28, 1998

Smith Barney Funds, Inc.

Large Cap Value Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  The Large Cap Value Fund is one of three investment portfolios that currently comprise Smith Barney Funds, Inc. (the "Fund"). The Large Cap Value Fund seeks current income and long-term growth of income and capital. It invests primari-ly, but not exclusively, in common stocks.

  This Prospectus sets forth concisely certain information about the Fund and Large Cap Value Fund ("Portfolio"), including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future refer-ence.

  The Class Z shares described in this Prospectus are currently offered exclu-sively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans").

  Additional information about the Portfolio is contained in a Statement of Additional Information dated April 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                          DATE

PORTFOLIO EXPENSES                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                             6
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              7
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES     8
-------------------------------------------------
PERFORMANCE                                     9
-------------------------------------------------
MANAGEMENT OF THE FUND                          9
-------------------------------------------------
ADDITIONAL INFORMATION                         11
-------------------------------------------------
APPENDIX                                      A-1
-------------------------------------------------

--------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES                                                         DATE

 The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Portfolio, based on operating expenses for Class Z shares for the fiscal year ended December 31, 1997.

  ANNUAL PORTFOLIO OPERATING EXPENSES
    (as a percentage of average net
      assets)
    Management fees                           %
    Other expenses
-----------------------------------------------
  TOTAL PORTFOLIO OPERATING EXPENSES      %
-----------------------------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indi-rectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase, Exchange and Redemp-tion of Shares" and "Management of the Fund."

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
 An investor would pay the following expenses
 on a $1,000 investment in Class Z shares of
 the Portfolio, assuming (1) a 5.00% annual
 return and (2) redemption at the end of each
 time period:                                     $      $       $       $

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-TATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP, indepen-dent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.


FOR A SHARE OF CLASS Z CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                         1997     1996     1995    1994(1)
------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF YEAR   $          $14.61   $12.19   $12.54
------------------------------------------------------------------------------
  INCOME (LOSS) FROM OPERATIONS:
   Net investment income                            0.42     0.43     0.07
   Net realized and unrealized gain
   (loss)                                           1.99     3.59    (0.16)
------------------------------------------------------------------------------
  Total Income (Loss) From Operations               2.41     4.02    (0.09)
------------------------------------------------------------------------------
  LESS DISTRIBUTIONS FROM:
   Net investment income                           (0.41)   (0.42)   (0.12)
   Net realized gains(2)                           (1.79)   (1.18)   (0.14)
------------------------------------------------------------------------------
  Total Distributions                              (2.20)   (1.60)   (0.26)
------------------------------------------------------------------------------
  NET ASSET VALUE, END OF YEAR         $          $14.82   $14.61   $12.19
------------------------------------------------------------------------------
  TOTAL RETURN                                     16.47%   33.41%   (0.73)%++
------------------------------------------------------------------------------
  NET ASSETS, END OF YEAR (000S)       $        $113,160  $98,661  $80,010
------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS:
   Expenses                                         0.62%    0.69%    0.42%+
   Net investment income                            2.62     3.11     3.88+
------------------------------------------------------------------------------
  PORTFOLIO TURNOVER RATE                             49%      51%      27%
------------------------------------------------------------------------------
  AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY TRANSACTIONS(3)            $           $0.06    $0.06      --
------------------------------------------------------------------------------

(1) For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. Of course, no assurance can be given that the Portfolio's objective will be achieved.

  The Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying debt obliga-tions (such as U.S. Government Obligations, investment grade bonds and deben-tures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the Fund's custodi-
an). Under normal market conditions, at least 65% of the Portfolio's assets will be invested in common stocks of companies that have a market capitaliza-tion of at least $5 billion at the time of investment. The Manager seeks common stocks that are considered by the Manager (i) to be undervalued by the market-place, (ii) to offer potential opportunities not yet recognized by the market-place, or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or business strategy. The Portfolio may also purchase preferred stocks and convertible securities. Temporary defensive investments or a higher percentage of debt securities may be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's investment objective. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a portion of the assets may be invested in non-dividend paying stocks. The Portfolio may make investments in foreign securities, though management currently intends to limit such invest-ments to 5% of the Portfolio's assets (including European, Continental and Global Depository Receipts), and an additional 10% of its assets may be invested in sponsored American Depositary Receipts representing shares in for-eign securities that are traded in United States securities markets.


  The Portfolio may invest in options(including swaps, caps, collars and floors),unseasoned issuers, REITS and other investment companies and may borrow money as a temporary measure for extraordinary or emergency purposes.

  The Portfolio's investment objective and policies, are non-fundamental and, as such, may be changed by the Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

   See the Appendix to this Prospectus for a description of certain permissible investments. Further detail is set forth in the Statement of Additional Information.

  The investment management services provided to the Fund by Mutual Management Corp. ("MMC"), formerly Smith Barney Mutual Funds Management Inc. and the serv-ices provided to shareholders by Smith Barney Inc. ("Smith Barney"), the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, as well as the Fund's transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Smith Barney or any other service pro-vider will be successful, or that interaction with other non- complying com-puter systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  All orders for transactions in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers. Brokerage will be allo-cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by Smith Bar-ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or comparable period of time. The Fund normally expects to allocate to Smith Barney between 50% and 60% of the Portfolio's transactions to be executed for such account on an agency basis. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

  Although it is anticipated that most investments of the Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate. It is expected that the Port-folio's annual turnover rate will not exceed 100%. As the portfolio turnover rate increases, so will the Portfolio's brokerage and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctu-ate with the market values of its securities.

VALUATION OF SHARES


  The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attribut-able to Class Z by the total number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of lower expenses attributable to Class Z shares.

  Securities that are listed or traded on a securities exchange are valued at the last sale price on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale price reported as of the close of the NYSE. If no last sale is reported, the forego-ing securities and over-the-counter securities other than those traded on the NASDAQ System are valued at the mean between the last reported bid and asked prices. Debt obligations are valued at the mean between the bid and asked quo-tations for those securities or if no quotations are available, then for secu-rities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost when the Board of Directors has determined that amortized cost equals fair value, unless mar-ket conditions dictate otherwise. Other investments of the Portfolio, if any, including restricted securities, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund declares quarterly income dividends on shares of the Equity Income Portfolio and makes annual distributions of capital gains, if any, on such shares.

  Unless a shareholder is eligible for qualified distributions and instructs that dividends and capital gain distributions on shares be paid in cash and credited to the shareholder's account, dividends and capital gain distributions will be reinvested automatically in additional shares of the Class at net asset value as of the close of business on the payment date, subject to no sales charge or CDSC.

 TAXES

  The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Dividends and distribu-tions declared by the Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends deemed paid in each calendar year will be mailed to shareholders as early in the suc-ceeding year as practical but not later than January 31. Shareholders should consult their plan document or tax advisers about the tax consequences associ-ated with participating in a Qualified Plan.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES


  Purchases of the Portfolio's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settle-ment date") after the trade date. Investors who make payment prior to the set-tlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offer-ing of shares for a period of time. There are no minimum investment require-ments for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by Smith Barney prior to the close of regular trad-ing on the NYSE on any day that the Portfolio calculates its net asset value, are priced according to the net asset value determined on that day. Orders received after the close of regular trading on the NYSE are priced as of the time that the net asset value per share is next determined. See "Valuation of Shares." Certificates for Portfolio shares are issued upon request to the Fund's transfer agent.

  Shareholders may redeem their shares on any day on which the Portfolio calcu-lates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Shareholders acquiring Class Z shares should consult the terms of their Qualified Plan for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

PERFORMANCE



  From time to time the Portfolio may include its total return, average annual total return, yield and current dividend return for Class Z shares in adver-tisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Portfolio calculates current dividend return for Class Z by dividing the current dividend by the net asset value on the last day of the period for which current dividend return is presented. The Portfo-lio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing the Portfolio's cur-rent return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing Class Z shares. Such performance infor-mation may include data from Lipper Analytical Services, Inc. and other finan-cial publications.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Portfolio rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Portfo-lio are delegated to the Portfolio's investment manager. The Statement of Addi-tional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER

  Mutual Management Corp., formerly, Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfo-lio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By writ-ten agreement research and other departments and staff of Smith Barney will furnish the Manager with information, advice and assistance and will be avail-able for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager; there is no charge to the Fund for such services.

  For the Portfolio's last fiscal year the management fee was   % of the Port-
folio's average net assets. The management agreement provides that the Portfo-lio's management fee will be computed at the following annual rates: 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.55% of the next $500 million of average daily net assets and 0.50% of average daily
net assets over $1 billion. Total operating expenses were   % of the Portfo-
lio's average net assets for Class Z shares.

  The Manager, incorporated on March 12, 1968 under the laws of Delaware, is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., ("Holdings"), the parent company of Smith Barney. Holdings is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), which is a financial services holding com-pany engaged, through its subsidiaries, principally in four business segments:
Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. As of Janu-ary 31, 1998, the Manager had aggregate assets under management of approxi-mately $94 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT

  Bruce D. Sargent, a Managing Director of the Manager, is also a Vice President and Director of the Fund and the portfolio manager of the Port-folio. Mr. Sargent is responsible for the day to day investment operations of the Portfolio and has been involved in equity investing for over 25 years.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended December 31, 1997 is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 DISTRIBUTOR

  Smith Barney is located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Travelers.

ADDITIONAL INFORMATION

  The Fund, an open-end, diversified investment company, was incorporated in Maryland on December 2, 1966. The Fund has an authorized capital of 2,000,000,000 shares with a par value of $.01 per share. The Board of Directors has authorized the issuance of multiple series of shares, each representing shares in separate Portfolios, of which there are currently three, including the Portfolio. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets of the Portfolio in which he or she holds shares. Class A, Class B, Class C, Class Y and Class Z shares (where available) of a Portfolio represent interests in the assets of that Portfolio and have identical voting, dividend, liquida-tion and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to pro-visions of the Fund's Rule 12b-1 distribution plan which pertain to a particu-lar Class. As described under "Voting" in the Statement of Additional Informa-tion, the Fund ordinarily will not hold shareholder meetings; however, share-holders have the right to call a meeting upon a vote of 10% of the Fund's out-standing shares for the purpose of voting to remove directors and, as required by the Investment Company Act of 1940, as amended, the Fund will assist share-holders in calling such a meeting. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Portfolio's invest-ments.

  First Data Investor Services Group, Inc. located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered.

APPENDIX

 U.S. GOVERNMENT OBLIGATIONS

  In addition to Government National Mortgage Association ("GNMA") securities and direct obligations of the U.S. Treasury (such as Treasury Bills, Notes and Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Fed-eral Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank Board, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United States of America;
(3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage Corporation.

 FOREIGN INVESTMENTS

  The Portfolio will ordinarily purchase foreign securities that are traded in the United States or purchase American Depositary Receipts, which are certifi-cates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. However, the Portfolio may purchase the securities of foreign issuers directly in foreign markets. Foreign securities may involve a high degree of risk. Foreign securi-ties usually are denominated in foreign currencies, which means their value will be affected by changes in exchange rates between other currencies and the U.S. dollar as well as the other factors that affect securities prices. Foreign companies may not be subject to accounting standards or governmental supervi-sion comparable to U.S. companies, and there may be less publicly available information about their operations. There is generally less governmental regu-lation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolios. Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments.

 SECURITIES LENDING

  The Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Manage-ment will limit such lending to not more than twenty percent of the value of the Portfolio's total assets.

 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when secu-rities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advanta-geous price and yield to the Portfolio at the time of entering into the trans-action. The Fund's Custodian will maintain, in a segregated account of each Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencum-bered, and are marked to market daily, pursuant to guidelines established by the Directors; the Custodian will likewise segregate securities sold on a delayed basis.

 REPURCHASE AGREEMENTS

  The Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. The Portfolio will only enter into repurchase agree-ments with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Direc-tors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 15% of the Portfo-lio's total assets.


NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

  The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, the Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the Manager believes it desirable to do so. The Portfolio's investments in illiquid securities are subject to risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

                                                SMITH BARNEY
                                                -------------------------------
                                                A Member of TravelersGroup LOGO




                                                       SMITH BARNEY FUNDS, INC.

                                                      LARGE CAP VALUE FUND


                                                           388 Greenwich Street
                                                       New York, New York 10013


                                                               FD 0661 4/98


	April 28, 1998

	SMITH BARNEY FUNDS, INC.
	388 Greenwich Street
	New York, New York  10013

	STATEMENT OF ADDITIONAL INFORMATION


Smith Barney Funds, Inc. (the "Fund") currently consists of three Portfolios: the Large Cap Value
Fund, the U.S. Government Securities Fund and the
Short-Term U.S. Treasury Securities Fund
(collectively referred to as "Portfolios" and each individually as a "Portfolio").

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney Funds, Inc.
as well as matters already discussed in the Prospectus of the applicable Portfolio and therefore should be read in conjunction with such Portfolio's Prospectus which may be obtained from the Fund or a Smith Barney Financial Consultant.



	TABLE OF CONTENTS




Directors and Officers		2
Investment Policies		4
Investment Restrictions		6
Additional Tax Information		8
IRA and Other Prototype Retirement Plans		10
Performance Information		11
Valuation of Shares		13
Purchase and Redemption of Shares		13
Investment Management Agreement
  and Other Services		13
Custodian		16
Independent Auditors		16
Voting		17
Financial Statements		18
Appendix - Ratings of Debt Obligations		19

	DIRECTORS AND OFFICERS

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida
33477. Director of ten investment companies associated with Smith Barney. Formerly Vice
President of Edwin Bird Wilson, Incorporated
(advertising); 75.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at
Chapel Hill, 103 S. Building, Chapel Hill, North
Carolina 27599; Director of twelve investment companies associated with Smith Barney; and a Director of The Summit Bancorporation; Formerly,
Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 66.

*HEATH B. McLENDON, Chairman of the Board and Chief
Executive Officer
Managing Director of Smith Barney ; Director of forty-two investment companies associated with
Smith Barney; Chairman of the Manager; Chairman of the Board of Smith Barney Strategy Advisors Inc.;
prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers; Vice Chairman of the
Board of Asset Management; 64.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 9 Cadence Court, Morristown,
New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly
Vice President of Dresdner and Company Inc.
(investment counselors); 71.

*BRUCE D. SARGENT, Director and Vice President
Managing Director of Smith Barney  and Vice
President and Director of the Manager and of three investment companies associated with Smith Barney;
54.

JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey
07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company,
Director of Smith Barney Holdings Inc. and the
Manager and Senior Executive Vice President,
Director and Member of the Executive Committee of Smith Barney; 67.

__________________________
* Designates a Director of the Fund who is an "interested person" of the Fund as defined in the Investment Company Act of 1940. The business address of each such Director is 388 Greenwich
Street, New York, New York 10013.


LEWIS E. DAIDONE, Senior Vice President and
Treasurer
Managing Director of Smith Barney, Senior Vice
President and Treasurer of forty-two investment companies associated with Smith Barney, and Director and Senior Vice President the Manager; 40.

PATRICK SHEEHAN, Vice President
Managing Director of Smith Barney and Vice
President of two investment companies associated with Smith Barney; 50.

JAMES E. CONROY, Vice President
Managing Director of Smith Barney and Vice
President of four investment companies associated with Smith Barney; prior to July 1993, Managing
Director of Shearson Lehman Advisors; 46.

THOMAS M. REYNOLDS, Controller and Assistant
Secretary
Director of Smith Barney and Controller and
Assistant Secretary of thirty-seven investment companies associated with Smith Barney; 38.

CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney, Secretary of forty-two investment companies associated with
Smith Barney; Secretary and General Counsel of the
Manager; 47.

On April ___, 1998, directors and officers owned in the aggregate less than 1% of the outstanding shares of each Portfolio.

The business address of each officer indicated above is 388 Greenwich Street, New York, New York
10013.

The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.


COMPENSATION TABLE
			Total
		Pension or	Compensation	Number of
		Retirement	from Fund	Funds for
	Aggregate	Benefits Accrued	and Fund
	Which 	director
	Compensation 	as part of 	Complex
	Serves Within
Name of Person	  from Fund 	  Fund Expenses
	Paid to Directors	 Fund Complex
Joseph H. Fleiss+@	 4,213	 0	 58,500
	10
Donald R. Foley+	 4,113	 0	 58,300	10
Paul Hardin	  4,413	 0	 76,850	12
Heath B. McLendon*	 0	 0	0 	42
Roderick C. Rasmussen	 4,213	 0	  58,500
	10
Bruce D. Sargent*	0	0	0	3
John P. Toolan+	 4,213	0	58,500	10

*  Designates an "interested director".

+ Pursuant to the Fund's deferred compensation plan, the indicated Directors have elected to defer the following payment of some or all of their compensation: Joseph H. Fleiss - $658; Donald R.
Foley - $658; and John P. Toolan - $4,213.

@ Effective January 1, 1998, Mr. Fleiss became a
Director Emeritus.

Upon attainment of age 72 the Fund's current
Directors may elect to change to emeritus status.
Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors
Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund's Directors, together with reasonable out-of-pocket expenses for each meeting attended.


	INVESTMENT POLICIES

The Articles of Incorporation of the Fund permit the Board of Directors to establish additional
Portfolios of the Fund from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

Each Portfolio effects portfolio transactions with a view towards attaining the investment objectives of the Portfolio and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a Portfolio will bear directly, and may result in the realization of net capital gains which are taxable when distributed to shareholders. See " Financial Highlights" in the
Prospectus and "Investment Management Agreement and
Other Services - Brokerage" in this Statement of
Additional Information.

Each Portfolio, other than the Short-Term U.S.
Treasury Securities Fund, may invest in investment grade bonds, i.e. U.S. Government Obligations or bonds rated Aaa, Aa, A and Baa by Moody's Investors
Service, Inc. ("Moody's") or AAA, AA, A and BBB by
Standard & Poor's Corporation ("S&P").

Repurchase and Reverse Repurchase Agreements.  Each
Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date;
however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a Portfolio amount to more than 15% of that Portfolio's total assets.

The Fund has never entered into reverse repurchase agreements even though it is permitted to do so.
Such agreements involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that a Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash.
Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian bank will maintain a separate amount for the Portfolio with securities having a value equal to or greater than such commitments.

	Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. A Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities a Portfolio may pay reasonable finders, administrative and custodial fees. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the foregoing Portfolios will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Loans will only be made to borrowers whom the Manager deems to be of good standing and will not be made unless, in the judgment of the Manager, the interest to be earned from such loans would justify the risk.

	Foreign Investments.  The Large Cap Value
Fund may invest in securities of foreign issuers.
Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-
U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S.
companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

For many foreign securities, there are U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs.
The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.

	Options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options
Exchange and several other national exchanges.
Institutions, such as the Fund, that sell (or
"write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation.
In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.


	INVESTMENT RESTRICTIONS

Each of the Portfolios is subject to certain restrictions and policies that are "fundamental," which may not be changed without a "vote of a majority of the outstanding voting securities" of the Portfolio, as defined under the Investment
Company Act of 1940, as amended (the "Act") and
Rule 18f-2 thereunder (see "Voting").  The
Portfolios are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the Fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies - All Portfolios.
Without the approval of a majority of its outstanding voting securities, no Portfolio may:

invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder taking into account any rule or order of the SEC exempting the Portfolio from the limitation imposed by
Section 12(d)(1) of the 1940 Act.
issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.
invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
borrow money, except that (a) the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 -1/3% of the value of its total assets
(including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.
make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.
engage in the business of underwriting securities issued by other persons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.
[for the Large Cap Value Fund and the U.S.
Government Securities Fund:] purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.
[for the Short-Term U.S. Treasury Securities Fund only:] purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the Fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies).


Nonfundamental Policies. As a nonfundamental policy, no Portfolio may:

purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the Portfolio of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;
Invest in securities of another investment company except as permitted by Section 12(d)(1) of the Investment Company Act of 1940 or as part of a merger, consolidation, or acquisition;
purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Additional Nonfundamental Policies - Large Cap
Value Fund.  As a nonfundamental policy, the Large
Cap Value Fund may not:

Invest more than 5% of its total assets in issuers with less than three years of continuous operation
(including that of predecessors) or so-called
"unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market;
Invest in any company for the purpose of exercising control of management;
Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national securities exchange; or
Invest in interests in oil or gas or other mineral exploration or development programs.


Additional Nonfundamental Policies - Short-Term
U.S. Treasury Securities Fund. As a nonfundamental policy, the Short-Term U.S. Treasury Securities
Fund may not:

1. Invest in interests in oil or gas or other mineral exploration or development programs.


All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.


	ADDITIONAL TAX INFORMATION

The following summary addresses the principal
United States income tax considerations regarding the purchase, ownership and disposition of shares in a Portfolio of the Fund.


General.

Each Portfolio is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Portfolio separately, rather than to the Fund as a whole. For tax purposes, therefore, net long-term and short-term capital gains, net income and operating expenses will be determined separately for each Portfolio.

Each Portfolio intends to qualify and elect to be treated for each taxable year as a "regulated investment company" under Sections 851-855 of the Code. To so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, of certain other income (including but not limited to gains from options, futures and forward contracts) derived from its business of investing stock, securities or currency; and (ii) diversify its holding so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the Portfolio's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). The diversification requirements described above may limit a Portfolio's ability to engage in hedging transactions by writing or buying options or by entering into futures or forward contracts.

At December 31, 1997 the unused capital loss carryovers of the Fund by Portfolio were approximately as follows: U.S. Government
Securities Fund: $________ and Short-Term U.S.
Treasury Securities Fund: $_________. For Federal income tax purposes, these amounts are available to be applied against future securities gains, if any, realized. The carryovers expire as follows:


	 December 31,
		(in thousands)
	    1997  	    2001	 2002 	2003
	2004
U.S. Government Securities Fund		$  333
	$430	$2,864	----- 	-----
Short-Term U.S. Treasury
Securities Fund		---	1,477	5,471	1,124
	$971


Distributions

	If the net asset value of shares of a
Portfolio is reduced below a shareholder's cost as a result of a distribution by the Portfolio, such distribution will be taxable even though it represents a return of invested capital.

Redemption of Shares.

	Any gain or loss realized on the redemption or exchange of Portfolio shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, as short-term capital gain or loss if held for up to one year.

	However, any loss realized by a shareholder upon the redemption or exchange of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributors received by the shareholder with respect to such shares.
Additionally, any loss realized on a redemption or exchange of Portfolio shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.


	IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal
Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension -
IRA

	The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts
("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	If you or your spouse is an active
participant in an employer-sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction of contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001
($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 - $50,000 ($25,001 -
$35,000 for an unmarried individual); and no deduction when adjusted income is $50,000 ($35,000 for an unmarried individual). Shareholders should consult their tax advisors concerning the effects of the Tax Reform Act on the deductibility of their IRA contributions.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified
Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15%
(up to $24,000) of each participant's compensation.
Compensation is capped at $__________ for 1998.

Paired Defined Contribution Prototype

	Corporations (including Subchapter S
corporations) and non-corporate entities may purchase shares of the Fund through the Smith
Barney Prototype Paired Defined Contribution Plan.
The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

	PERFORMANCE INFORMATION

	From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may also advertise a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were reinvested on the reinvestment dates during the period less the maximum sales load charged upon reinvestment and less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote a Portfolio's total return for present shareholders that eliminates the sales charge on the initial investment.

	Each Portfolio's average annual total return with respect to its Class A Shares for the one-year period, five-year period, if any, and for the life of the Portfolio (except for the Large Cap Value
Fund and U.S. Government Securities Fund which displays performance data for ten years) ended
December 31, 1997 is as follows:


	One Year	Five Years	Life	Inception Date

Large Cap Value 	____%	______%	_____%*
	1/1/72

U.S. Government	_____	______	______*
	10/9/84

Short-Term U.S.	_____	______	______
	11/11/91




* Representative of ten years, not life of the Large Cap Value Fund and the U.S. Government
Securities Fund.

Each Portfolio's average annual total return with respect to its Class B Shares (where applicable) for the one-year period and the life of such Portfolio's Class B shares through December 31,
1997 is as follows:

Portfolio 	One Year	Life	Inception Date

Large Cap Value	_____%	______%	11/7/94

U.S. Government	______	_______	11/7/94

Each Portfolio's average annual total return with respect to its Class C Shares (where applicable) for the one-year period, five-year period and for the life of such Portfolio's Class C shares through December 31, 1997 is as follows:



Portfolio	One Year	Five Years	Life	Inception
Date

Large Cap Value 	_______%	________%	______%
	12/2/92

U.S. Government	________	_________%	_______
	12/2/92

Each Portfolio's average annual total return with respect to its Class Y Shares (where applicable) for the one-year period and for the life of such Portfolio's Class Y shares through December 31,
1997 is as follows:

Portfolio	One Year	Life	Inception Date

U.S. Government	______%	____%	1/12/93


Large Cap Value	_____	____	2/7/96

Each Portfolio's average annual total return with respect to its Class Z Shares (where applicable) for the life of such Portfolio's Class Z shares through December 31, 1997 is as follows:

Portfolio	One Year	Life	Inception Date

U.S. Government	______%	_____	11/7/94


Large Cap Value 	______	_____	11/7/94


	  Note that effective October 10, 1994 Class
C shares were reclassified as additional Class A shares with respect to the Large Cap Value Fund and that effective November 7, 1994 Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Fund. Note further that effective November 7, 1994 then existing Class B shares of each Portfolio were designated as Class C shares. Each Portfolio (except the Short-Term U.S.
Treasury Securities Fund) began to offer new Class
B shares on November 7, 1994.

	Each Portfolio's yield is computed by
dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the Portfolio; income on short-term obligations is based on current payment rate.

	The Fund calculates current dividend return for the U.S. Government Securities Fund by analyzing the most recent quarterly distribution from investment income, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price
(including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Large Cap Value Fund by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price
(including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the and the Short-Term U.S. Treasury
Securities Fund by analyzing the most recent monthly distribution, including net equalization credits and debits, and dividing by the net asset value or the maximum public offering price
(including sales charge) on the last day of the period for which current dividend return is presented. From time to time, the Fund may include a Portfolio's current dividend return in information furnished to present or prospective shareholders and in advertisements.

	A Portfolio's current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Portfolio's current dividend return to yields published for other investment companies in other investment vehicles.
Current dividends return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current dividend returns with those offered by Certificates of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offer a fixed rate of return.
Returns of the  Short-Term U.S. Treasury Securities
Fund may from time to time be compared with returns of money market funds measured by Donoghue's Money
Fund Report, a widely-distributed publication on money market funds.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives.
Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rates and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.

	VALUATION OF SHARES

	The net asset value of each Portfolio's
Classes of shares will be determined on any day that the New York Stock Exchange is open. The New
York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.


	PURCHASE AND REDEMPTION OF SHARES

	The Fund has committed itself to pay in cash all requests for redemption by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.
Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission.
Redemptions in excess of the above limit may be paid in portfolio securities, in cash or any combination or both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.


	INVESTMENT MANAGEMENT AGREEMENT AND OTHER
SERVICES

Manager

For the fiscal years ended December 31, 1995, 1996 and 1997, the management fees for each Portfolio were as follows:

Portfolio		1995	1996	1997

U.S. Gov't	$1,869,768	$1,770,235	$
Large Cap Value	 4,093,396	4,622,817
Short-Term U.S.	403,161	479,559


	Pursuant to the Management Agreement, the management fee for the Large Cap Value Fund is calculated at a rate in accordance with the following schedule: 0.60% of the first $500 million of average daily net assets; 0.55% of the next $500 million; and 0.50% of average daily net assets over $1 billion. The management fee for the U.S.
Government Securities Fund is calculated at a rate in accordance with the following schedule: 0.50% of the first $200 million of aggregate average daily net assets of the Portfolio, and 0.40% of the aggregate average daily net assets of the Portfolio in excess of $200 million. The management fee for the Short-Term U.S. Treasury Securities Fund is calculated at the annual rate of 0.45% of such Portfolio's average daily net assets.

	The Management Agreement for each of the Fund's Portfolios further provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and directors' meetings. filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications
(including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis of relative net assets.

Plan of Distribution

	Pursuant to a Plan of Distribution adopted by the Fund on behalf of each Portfolio under Rule
12b-1 under the Investment Company Act of 1940 (the
"Plan"), Smith Barney incurs the expenses of distributing each Portfolio's Class A, Class B,
Class C and Class Y shares. See "Distributor" in each Portfolio's applicable Prospectus.

	For the year ended December 31, 1997, the table below represents the fees which have been accrued and/or paid to Smith Barney under the Plans of Distribution pursuant to Rule 12b-1 for the Fund's Portfolios. The distribution expenses for 1997 included compensation of Financial
Consultants and printing costs of prospectuses and marketing materials.

Portfolio	Class A	Class B	Class C
	Class Y		Total

U.S. Gov't	$______	$_______	$_______	N/A
		$_______
Large Cap Value	______	_______	_______
	N/A		  _______
Short-Term Treas.	______	N/A	N/A	N/A
	     _______

	For the fiscal years 1995, 1996 and 1997, aggregate sales commissions of approximately
$364,000, $689,000 and _______, respectively, were
paid to Smith Barney by the purchasers of Fund shares. A contingent deferred sales charge
("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class C shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.
For Class B shares, for the Large Cap Value Fund the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. For Class B shares of each of the U.S. Government Securities Fund the maximum CDSC is
4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1.00% is imposed on redemptions of Class A which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate and Class C shares if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the Fund shares.

	  Note that effective October 10, 1994 Class
C shares were reclassified as additional Class A shares with respect to the Large Cap Value Fund and that effective November 7, 1994 Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Fund. Note further that effective November 7, 1994 Class B shares of each
Portfolio were designated as Class C shares.

Each Portfolio (except the Short-Term U.S. Treasury
Securities Fund) began to offer new Class B shares on November 7, 1994.

Brokerage

	The Manager is responsible for allocating the Fund's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Smith Barney. Smith
Barney has acted as the Fund's principal broker on behalf of the Large Cap Value Fund (no commissionable transactions have been paid to date on behalf of the U.S. Government Securities Fund, or the Short-Term U.S. Treasury Securities Fund) and has received a substantial portion of brokerage fees paid by such Portfolios. No Portfolio will deal with Smith Barney in any transaction in which Smith Barney acts as principal.

	The Fund attempts to obtain the most
favorable execution of each portfolio transaction, that is, the best combination of net price and price and prompt reliable execution. In the opinion of the Manager or the Subadviser, as the case may be, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Fund takes into account the relevant circumstances.
These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

	Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received.
Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the expenses of the Manager or Smith Barney in connection with services rendered to other advisory clients and not all such services may be used in connection with the Fund.

	Shown below are the total brokerage fees paid by the Fund on behalf of the Large Cap Value Fund during 1995, 1996 and 1996. Also shown is the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. During fiscal year 1997, the total amount of commissionable transactions was $________; $________ (_____%) of which was directed to Smith Barney and executed by unaffiliated brokers and $_______ (____%) of which was directed to other brokers.


Commissions

				To Others For
	For Execution Only		Execution,
					Research and
				  Statistical
	Total	To Smith Barney	    To Others
Services

1995		       $896,018 	$312,572*	34.9%
	$496,622	55.4%	$86,824	9.7%
1996		       956,742	441,702*	46.2
	493,445	51.6	21,595	2.2
1997

*	Directed to Smith Barney and executed by
unaffiliated brokers.

	The Board of Directors of the Fund has
adopted certain policies and procedures
incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.


	CUSTODIAN

	Portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National
Association, 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103 (foreign securities, if any, will be held in the custody of the Barclays Bank, PLC)

	In the event of the liquidation or
dissolution of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Portfolios, of any general assets not belonging to any particular
Portfolio that are available for distribution.


	INDEPENDENT  AUDITORS

	KPMG Peat Marwick LLP, 345 Park Avenue, New
York, New York 10154, has been selected as the Fund's independent auditors for its fiscal year ending December 31, 1998 to examine and report on the Fund's financial statements and highlights.


	VOTING

	As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders.
At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question or removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

	As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy. A Portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio or class in the matter are identical or that the matter does not affect any interest of the Portfolio or class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the Portfolio affected by the matter; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Fund shares voting without regard to Portfolio. As of April __, 1998, the following table contains a list of shareholders who of record or beneficially own at least 5% of the outstanding shares of a particular class of shares of a Portfolio of the
Fund:




	FINANCIAL STATEMENTS

	The following financial information is hereby incorporated by reference to the indicated pages of the Fund's 1997 Annual Reports to Shareholders, copies of which are furnished with this Statement of Additional Information.
	Page(s) in
	Annual Report:

			Equity Income      U.S.Gov't

Average Annual Total Return
Line Graph Showing Growth of $10,000 Investment

Schedules of Investments
Statements of Assets and Liabilities
	dated December 31, 1996
Statements of Operations
	for the year ended December 31, 1996

Statements of Changes in Net Assets
	for the years ended December 31, 1996 and
1995
Notes to Financial Statements
Financial Highlights
Independent Auditors' Report

	Page(s) in
	Annual Report:

	                     Short-Term


Average Annual Total Return
Line Graph Showing Growth of $10,000 Investment

Schedule of Investments
Statement of Assets and Liabilities
	dated December 31, 1996
Statement of Operations
	for the year ended December 31, 1996

Statement of Changes in Net Assets
	for the years ended December 31, 1996 and
1995
Notes to Financial Statements
Financial Highlights
Independent Auditors' Report



	APPENDIX - RATINGS OR DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are
considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent
obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Con (..) - Bonds for which the security
depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Note: The modifier 1 indicates that the
security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong
capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated 'BB', 'B',
'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings:  The letter "p"
indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance
Corp. or the Federal Deposit Insurance Corp.

	 Continuance of the rating is contingent
upon S&P's receipt of closing documentation confirming investments and cash flow.

	* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related
supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related
supporting institutions) have strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.




	PART C  Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements	  Location In:
	                              Part A 	 Part B
	                                          Annual Report     Semi-Annual Report




Statement of Assets and Liabilities	__	*	**

Statements of Changes in Net Assets 	__	*	**

Statement of Operations	__	*	**

Notes to Financial Statements	__	*	**

Supplementary Information	__	*	**

_______________
* The  Registrant's Annual Reportsfor the  year
 ended  December 31, 1996 and  the  Report  of
 Independent  Accountants are incorporated  by
 reference  to the Definitive 30b-1  filed  on
 March 10, 1997
 as  Accession  #   91155-97-132.

** The  Registrant's Semi-Annual Reports for the period
 ended  June 30, 1997 are incorporated  by
 reference  to the Definitive 30b-1  filed  on
 September 5, 1997
 as  Accession  #   91155-97-396.


All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

	(b)	Exhibits

	(1)	(a)	Articles Supplementary dated November 16, 1992 are
incorporated by reference to Exhibit 1(a) to Post-
Effective Amendment No. 49.

		(b)	Articles Supplementary dated October 29, 1992 are
incorporated by reference to Exhibit 1(b) to Post-
Effective Amendment No. 49.

		(c)	Articles of Amendment dated October 29, 1992 are
incorporated by reference to Exhibit 1(c) to Post-
Effective Amendment No. 49.

		(d)	Articles Supplementary dated September 6, 1991 are
incorporated by reference  to Exhibit 1(a) to Post-
Effective Amendment No. 46.

		(e)	Articles Supplementary dated October 31, 1990 are
incorporated by reference to Exhibit 1(a) to Post-
Effective Amendment No. 43.

		(f)	Articles Supplementary dated march 27, 1986, May 15,
1985, December 28, 1984, August 2, 1984, June 8, 1984,
February 26, 1972 and April 25, 1967 are incorporated by reference to Exhibits 1(a) through (g) to Post-
Effective Amendment No. 39.

		(g)	Articles of Incorporation dated December 1, 1966 are
incorporated by reference to Exhibit 1(h) to Post-
Effective Amendment No. 39.

		(h)	Articles Supplementary dated December 14, 1993  are
incorporated by reference to Exhibit 1(h) to Post-
Effective Amendment No. 54.

	(2)	Bylaws of the Fund are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 39.

	(3)	Not applicable.


	(4)	(a)	Specimen Stock Certificates for the Income and Growth
Portfolio (now, Large Cap Value Fund), and the U.S.
Government Securities Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment No.
39.

		(b)	Specimen Stock Certificate for the Short-Term U.S.
Treasury Securities Portfolio is incorporated by reference to Exhibit 4(c) to Post-Effective Amendment
No.53.


	(5)	(a)	Management Agreement between Short-Term U.S. Treasury
Securities Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 46.

		(b)	Management Agreement between the Income and Growth
Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to
Exhibit 5 to Post-
Effective Amendment No.43

		(c)	Management Agreement between U.S. Government Securities
Portfolio and Smith, Barney Advisers, Inc.**



	(6)	(a)	Distribution Agreement between the Registrant and Smith
Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Post-Effective
Amendment No. 39.

		(b)	Distribution Agreement between Smith Barney Funds, Inc.
and Smith Barney Shearson Inc.

	(7)		Not applicable.

	(8)		Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 39.

	(9)	(a)	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated herein by reference to Exhibit 9 to Post-Effective
Amendment No. 39.

		(b)	Rule 18f-3 Plan  is incorporated herein by reference to
Exhibit 9(b) to Post-Effective Amendment No. 58.

	(10)		Not applicable.

	(11)		(a) Auditors' Report (See the Annual Report to
Shareholders which is incorporated by reference in the Statement of Additional Information)

			(b) Auditors' Consent  to be filed by amendment.

	(12)		Previously filed.

	(13)		Not applicable

	(14)		Previously filed.

	(15)	(a)	Amended Plan of Distribution Pursuant to Rule 12b-1 on
behalf of the Short-Term U.S. Treasury Securities
Portfolio is incorporated by reference to Exhibit 15(h) to Post-Effective Amendment No. 56.

		(b)	Amended Plan of Distribution Pursuant to Rule 12b-1 on
behalf of the Income and Growth Portfolio is incorporated by reference to Exhibit 15(j) to Post-
Effective Amendment No. 56.


		(c)	Amended Plan of Distribution Pursuant to Rule 12b-1 on
behalf of the U.S. Government Securities Portfolio is incorporated by reference to Exhibit 15(k) to Post-
Effective Amendment No. 56.


	(16)		Schedule of Computation of Performance Quotation for
the Income and Growth Portfolio, the U.S. Government
Securities Portfolio and the Short-Term U.S. Treasury
Securities Portfolio are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.
37.

	(17)		Financial Data Schedules to be filed by amendment.

Item 25.	Persons Controlled by or under Common Control with Registrant

		(None)

Item 26.	Number of Holders of Securities
		Number of Recordholders on
	Title of Class	February 2, 1998

	Large Cap Value Fund (f/k/a Equity Income Portfolio)	36,943
	U.S. Government Securities Fund	                                        11,772
	Short-Term U.S. Treasury Securities Fund	                            4,450



Item 27.	Indemnification

		Reference is made to Article SEVENTH, paragraph 7(e) of Registrant's Articles of Incorporation for a complete statement of its terms.

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940.
Other assureds include Mutual Management Corp.(Registrant's
Adviser) and affiliated investment companies.


Item 28.	Business and other Connections of Investment Adviser

	See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management Agreement" included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of Mutual Management Corp. (Formerly Smith Barney Mutual Funds Management Inc.) is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 29.	Principal Underwriters

		(a) Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Consulting Group Capital Markets Funds;
Global Horizons Investment Series (Cayman Islands);
Greenwich Street California Municipal Fund Inc.; Greenwich Street
Municipal Fund Inc.;
High Income Opportunity Fund Inc.; The Italy Fund Inc.;
Managed High Income Portfolio Inc.;
Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio
Inc.;
Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.;
Smith Barney Adjustable Rate Government Income Fund;
Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund
Inc.;
Smith Barney Arizona Municipals Fund Inc.;
Smith Barney California Municipals Fund Inc.;
Smith Barney Concert Allocation Series Inc.;
Smith Barney Disciplined Small Cap Fund, Inc.;
Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.;
Smith Barney Income Funds; Smith Barney Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment
Funds Inc.;
Smith Barney Investment Trust; Smith Barney Managed Governments Fund
Inc.;
Smith Barney Managed Municipals Fund Inc.;
Smith Barney Massachusetts Municipals Fund;
Smith Barney Money Funds, Inc.; Smith Barney Muni Funds;
Smith Barney Municipal Fund, Inc.;
Smith Barney Municipal Money Market Fund, Inc.;
Smith Barney Natural Resources Fund Inc.;
Smith Barney New Jersey Municipals Fund Inc.;
Smith Barney Oregon Municipals Fund ;
Smith Barney Principal Return Fund; Greenwich Street Series Fund;
Smith Barney Telecommunications Trust; Smith Barney Variable Account
Funds;
Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield
Fund N.V.; Worldwide Securities Limited  (Bermuda); Zenix Income Fund
Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. The information required by this
Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).



		(c) Not applicable



Item 30.	Location of Accounts and Records

		PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania 19103, and First
Data Investor Services Group Inc., Exchange Place,
Boston, Massachusetts 02109, will maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31 (a).

		All other records required by Section 31 (a) are maintained at the offices of the Registrant at 388
Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2).

Item 31.	Management Services

		Not applicable

Item 32.	Undertakings

		(a) Not applicable

		(b) Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the questions of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

		(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

	SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 27th day of February 1998.

							SMITH BARNEY FUNDS, INC.

							BY /s/ Heath B. McLendon
							    	(Heath B. McLendon, Chief
Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date


 /s/ Heath B. McLendon      	Director, Chairman and         February 27, 1998
(Heath B. McLendon)	Chief Executive Officer


Donald R. Foley*          	Director
(Donald R. Foley)

Paul Hardin*                 	Director
(Paul Hardin III)

Roderick C. Rasmussen *	Director
(Roderick C. Rasmussen)

 /s/ Bruce D. Sargent               	Director
(Bruce D. Sargent)

John P. Toolan*                        	Director
(John P. Toolan)


 /s/ Lewis E. Daidone        	Treasurer and Principal    February 27 , 1998
(Lewis E. Daidone)	Financial Officer



*By:  /s/ Christina T. Sydor
February 27, 1998
      Christina T. Sydor
      Pursuant to Power of Attorney